Share-based compensation - Estimated fair value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Oct. 15, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price per share		$ 0.8218
Employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (US$)	$ 0.01
Purchase price per share	$ 1.445
Expected volatility	62.97%
Risk-free interest rate (per annum) , Maximum	1.25%
Expected dividend yield	0.00%
Exercise multiple	2.2
Contractual term (in years)	10 years
Expected forfeiture rate (post-vesting)	5.24%